Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-based compensation expenses
Share based compensation expenses, unrecognized | ¥					¥ 0
Deemed dividends | ¥							¥ 5	¥ 28
Share-based compensation expenses					221	$ 32,000	¥ 2,067	4,306
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)							0.00%
Non-platform business | Employee Stock Option
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 0		¥ 0	¥ 0
2012 Share Plan of RONG360
Share-based compensation expenses
Vesting rights (as a percentage)					25.00%	25.00%
Term of options					10 years	10 years
2012 Share Plan of RONG360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2012 Share Plan of RONG360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan
Share-based compensation expenses
Term of options					10 years	10 years
Outstanding share options					3,256,722				7,360,330	3,256,722	7,320,830	7,320,830
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.24	$ 0.34		$ 0.25
Weighted average remaining contractual years of options outstanding					9 years 9 months	9 years 9 months	9 years 6 months 21 days	2 years 7 months 20 days	3 years 6 months 18 days
Aggregate intrinsic value of options outstanding | $									$ 54,000	$ 1,000	$ 1,000	$ 22,000
Deemed dividends | ¥					¥ 0		¥ 0	¥ 0
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Outstanding share options					3,256,722					3,256,722
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.34
Weighted average remaining contractual years of options outstanding					9 years 9 months	9 years 9 months
Share options expected to be vested					0					0
Aggregate intrinsic value of options outstanding | $										$ 1,000
Aggregate intrinsic value of options exercisable | $										1,000
Aggregate intrinsic value of options expected to be vested | $										$ 0
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options											1,214,302
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.46
Weighted average remaining contractual years of options outstanding					9 years 9 months	9 years 9 months
Aggregate intrinsic value of options outstanding | $										$ 2,100
Aggregate intrinsic value of options exercisable | $										$ 2,600
Aggregate intrinsic value of options expected to be vested | $											$ 0
Options exercisable					1,214,302					1,214,302
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares											$ 0.4
Weighted average remaining contractual years of options exercisable					8 years 7 months 2 days	8 years 7 months 2 days
Global Share Plan | RONG360 Inc. (Platform Business)
Share-based compensation expenses
Conversion ratio of share options					1					1
Global Share Plan | Non-platform business
Share-based compensation expenses
Conversion ratio of share options					1					1
Global Share Plan | Non-platform business | Group's employees
Share-based compensation expenses
Outstanding share options					14,389,203					14,389,203
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Amendment to the Global Share Plan | Minimum
Share-based compensation expenses
Term of options			10 years				12 years
Amendment to the Global Share Plan | Maximum
Share-based compensation expenses
Term of options			12 years				18 years
2017 Share Incentive Plan
Share-based compensation expenses
Outstanding share options					19,275,448				32,441,263	19,275,448	41,930,454	36,967,959
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual years of options outstanding					8 years 5 months 1 day	8 years 5 months 1 day	6 years 6 months 25 days	7 years 21 days	7 years 7 months 24 days
Share options expected to be vested					12,595,628					12,595,628
Aggregate intrinsic value of options outstanding | $									$ 2,255,000	$ 773,000	$ 210,000	$ 1,442,000
Aggregate intrinsic value of options exercisable | $										267,000
Aggregate intrinsic value of options expected to be vested | $										$ 522,000
Options exercisable					6,679,820					6,679,820
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options exercisable					4 years 11 months 23 days	4 years 11 months 23 days
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225		¥ 3,934
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of share options expected to be vested					9 years 7 days	9 years 7 days
Unrecognized share-based compensation expenses | ¥					¥ 1,867
Weighted average period over which share-based compensation expense is expected to be recognized					2 years 11 months 1 day	2 years 11 months 1 day
2017 Share Incentive Plan | Employee Stock Option
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 221		¥ 2,067	¥ 4,304
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of options outstanding					3 years 5 months 26 days	3 years 5 months 26 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of options exercisable					3 years 8 months 12 days	3 years 8 months 12 days
Deemed dividends | ¥					¥ 0		¥ 5	¥ 28
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)							33.00%
Term of options	10 years
Vesting rights immediately on vesting commencement date (as a percentage)							25.00%
2017 Share Incentive Plan | Non-platform business | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options					116,940					116,940
Share options expected to be vested					14,000					14,000
Aggregate intrinsic value of options outstanding | $										$ 5,000
Aggregate intrinsic value of options exercisable | $										4,000
Aggregate intrinsic value of options expected to be vested | $										$ 1,000
Options exercisable					102,940					102,940
Weighted average remaining contractual years of share options expected to be vested					7 years 1 month 9 days	7 years 1 month 9 days
2017 Share Incentive Plan | Minimum | Non-employees
Share-based compensation expenses
Vesting period of options granted which are subject to service condition							1 year
2017 Share Incentive Plan | Maximum | Non-employees
Share-based compensation expenses
Vesting period of options granted which are subject to service condition							4 years